Financial Instruments and Risk Management - Fair Value of Derivative Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	$ 2	$ 6
Total Liability Derivatives	(45)	(25)
Foreign Exchange Forward Contracts [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	2
Total Liability Derivatives	(33)
Currency Collars [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	0
Total Liability Derivatives	(12)
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	1	5
Total Liability Derivatives	(43)	(24)
Designated as Hedging Instrument [Member] | Foreign Exchange Forward Contracts [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	1	3
Designated as Hedging Instrument [Member] | Foreign Exchange Forward Contracts [Member] | Other Payables and Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Total Liability Derivatives	(31)	(18)
Designated as Hedging Instrument [Member] | Currency Collars [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives		1
Designated as Hedging Instrument [Member] | Currency Collars [Member] | Other Payables and Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Total Liability Derivatives	(11)	(6)
Designated as Hedging Instrument [Member] | Currency Collars [Member] | Other Noncurrent Assets [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives		1
Designated as Hedging Instrument [Member] | Currency Collars [Member] | Other Long-term Liabilities [Member]
Derivatives, Fair Value [Line Items]
Total Liability Derivatives	(1)
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	1	1
Total Liability Derivatives	(2)	(1)
Not Designated as Hedging Instrument [Member] | Foreign Exchange Forward Contracts [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Total Asset Derivatives	1	1
Not Designated as Hedging Instrument [Member] | Foreign Exchange Forward Contracts [Member] | Other Payables and Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Total Liability Derivatives	$ (2)	$ (1)